Variable Interest Entities (“VIEs”) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Variable Interest Entities (“VIEs”) [Line Items]
Reduced percentage		49.00%
Foreign-invested enterprise equity interests		50.00%
Loan agreement	10 years
Power of attorney	10 years
Mutual agreement	1 year
Aggregate revenues	In the year ended December 31, 2023, aggregate revenues derived from these VIEs contributed 3.8% of the total consolidated net revenues, based on the corporate structure as of the end of 2023. As of December 31, 2023, the VIEs accounted for an aggregate of 3.2% of the consolidated total assets.
Xinbao Investment [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Equity interests		51.00%